UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

The following Form N-Q relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
March 31, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.6%	Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.2%
Bombardier,
Sr. Unscd. Notes	6.00	10/15/22	5,690,000	b	5,690,000
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	3,125,000	b	3,515,625
CPI International,
Gtd. Notes	8.00	2/15/18	3,410,000		3,537,875
TransDigm,
Gtd. Notes	5.50	10/15/20	1,675,000		1,712,688
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,573,988
					19,030,176
Automotive--2.5%
Chrysler Group,
Scd. Notes	8.00	6/15/19	1,100,000	b	1,210,000
Chrysler Group,
Scd. Notes	8.00	6/15/19	1,250,000		1,375,000
Chrysler Group,
Scd. Notes	8.25	6/15/21	6,565,000	c	7,459,481
General Motors,
Sr. Unscd. Notes	6.25	10/2/43	2,275,000	b	2,474,062
General Motors Financial,
Gtd. Notes	3.25	5/15/18	585,000		592,312
Gestamp Funding Luxembourg,
Sr. Scd. Notes	5.63	5/31/20	7,595,000	b	7,917,787
Goodyear Tire & Rubber,
Gtd. Notes	6.50	3/1/21	2,760,000		3,022,200
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,502,969
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/23	1,800,000	b,c	1,883,250
Schaeffler Finance,
Sr. Scd. Notes	8.50	2/15/19	2,833,000	b	3,176,501
Schaeffler Holding Finance,
Sr. Scd. Notes	6.88	8/15/18	4,125,000	b	4,408,594
Titan International,
Sr. Scd. Notes	6.88	10/1/20	2,190,000	b	2,332,350
					40,354,506

Banking--4.7%
Ally Financial,
Gtd. Notes		4.75	9/10/18	10,890,000		11,557,012
Ally Financial,
Gtd. Notes		7.50	9/15/20	5,080,000		6,057,900
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,472,625
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	7/29/49	4,195,000	d	4,773,977
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	7,600,000	d	9,364,280
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	2,530,000	c,d	3,197,921
Citigroup,
Jr. Sub. Notes		5.95	7/29/49	8,255,000	c,d	8,079,581
LBG Capital No. 1,
Bank Gtd. Bonds		7.88	11/1/20	9,520,000	b,c	10,456,835
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	4,409,000	b,d	4,453,090
RBS Capital Trust III,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	c,d	9,286,200
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	2,460,000		2,528,169
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		3,845,976
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,030,000	d	1,209,874
						76,283,440
Building Materials--2.2%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	4,690,000	b	4,959,675
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	b	3,620,875
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	3,130,000	b	3,403,875
Cemex,
Sr. Scd. Notes		9.50	6/15/18	3,160,000	b	3,657,700
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	d	3,470,850
Grupo Isolux Corsan Finance,
Sr. Unscd. Bonds	EUR	6.63	4/15/21	3,015,000	b	4,164,020
Nortek,
Gtd. Notes		8.50	4/15/21	5,200,000		5,837,000
Roofing Supply Group,

Gtd. Notes		10.00	6/1/20	2,850,000	b	3,213,375
RSI Home Products,
Scd. Notes		6.88	3/1/18	2,304,000	b	2,482,560
						34,809,930
Chemicals--3.0%
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	10,620,000	b,c	11,602,350
Hexion U.S. Finance,
Sr. Scd. Notes		6.63	4/15/20	3,350,000		3,484,000
Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	4,060,000	c	4,242,700
Hexion U.S. Finance,
Scd. Notes		9.00	11/15/20	4,110,000	c	4,089,450
Ineos Finance,
Sr. Scd. Notes		8.38	2/15/19	3,240,000	b	3,592,350
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	4,540,000	c	6,583,428
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	b	3,702,150
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	7,005,000	b	6,899,925
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	b	4,410,506
						48,606,859
Construction Machinery--2.2%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	5,805,000	b,c	6,450,806
Ashtead Capital,
Scd. Notes		6.50	7/15/22	4,457,000	b	4,869,272
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	6,345,000		7,011,225
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	4,545,000	b	4,692,712
Manitowoc,
Gtd. Notes		8.50	11/1/20	4,430,000		4,994,825
United Rentals North America,
Gtd. Notes		7.38	5/15/20	5,170,000		5,732,238
United Rentals North America,
Gtd. Notes		7.63	4/15/22	1,995,000		2,246,869
						35,997,947
Consumer Cyclical Services--1.1%
Mobile Mini,
Gtd. Notes		7.88	12/1/20	3,570,000		3,985,013
Reliance Intermediate Holdings,

Sr. Scd. Notes	9.50	12/15/19	5,580,000	b	6,138,000
ServiceMaster,
Gtd. Notes	7.00	8/15/20	3,835,000		4,079,481
ServiceMaster,
Gtd. Notes	8.00	2/15/20	3,745,000		4,082,050
					18,284,544
Consumer Products--.4%
ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000	c	2,531,719
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,258,000		3,563,437
					6,095,156
Distributors--.3%
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	4,486,000	b	4,699,085
Diversified Manufacturing--1.6%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	3,385,000	b,c	3,664,263
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,565,312
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	5,495,000	b,c	5,687,325
Griffon,
Gtd. Notes	5.25	3/1/22	3,170,000	b	3,146,225
Rexel,
Sr. Unscd. Notes	6.13	12/15/19	4,515,000	b	4,774,613
WESCO Distribution,
Gtd. Notes	5.38	12/15/21	2,225,000	b	2,280,625
					26,118,363
Electric--2.3%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000		6,566,575
AES,
Sr. Unscd. Notes	8.00	6/1/20	1,045,000		1,238,325
AES,
Sr. Unscd. Notes	9.75	4/15/16	2,175,000		2,539,313
Calpine,
Sr. Scd. Notes	6.00	1/15/22	4,544,000	b	4,793,920
Calpine,
Sr. Scd. Notes	7.50	2/15/21	2,244,000	b	2,462,790
Calpine,
Sr. Scd. Notes	7.88	1/15/23	4,215,000	b	4,741,875
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/24	2,240,000		2,286,561

NRG Energy,
Gtd. Notes	6.25	7/15/22	3,650,000	b	3,768,625
NRG Energy,
Gtd. Notes	6.63	3/15/23	1,605,000		1,673,213
NRG Energy,
Gtd. Notes	7.63	5/15/19	2,910,000		3,040,950
NRG Energy,
Gtd. Notes	7.88	5/15/21	4,090,000		4,519,450
					37,631,597
Energy--10.4%
Antero Resources Finance,
Gtd. Notes	5.38	11/1/21	1,095,000	b	1,112,109
Antero Resources Finance,
Gtd. Notes	7.25	8/1/19	2,681,000		2,868,670
Aurora USA Oil & Gas,
Gtd. Notes	9.88	2/15/17	2,805,000	b	3,106,537
Bonanza Creek Energy,
Gtd. Notes	6.75	4/15/21	7,345,000		7,877,512
Bristow Group,
Gtd. Notes	6.25	10/15/22	3,297,000		3,507,184
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000		7,066,475
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,635,000		5,225,963
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	3,551,000	b	3,852,835
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,823,462
Edgen Murray,
Sr. Scd. Notes	8.75	11/1/20	1,976,000	b	2,289,690
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000	b	5,745,675
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,320,362
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,705,000	b	2,921,400
Halcon Resources,
Gtd. Notes	9.75	7/15/20	4,595,000		4,974,087
Hercules Offshore,
Sr. Unscd. Notes	6.75	4/1/22	4,180,000	b,c	4,059,825
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	610,000	b	619,150
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	6,970,000	b	7,597,300

Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	4,330,000	b	4,416,600
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,165,000	b	3,208,519
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	b	4,986,113
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,761,950
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	7,535,000		8,043,613
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	8,700,000	b	9,461,250
Offshore Group Investment,
Sr. Scd. Notes	7.13	4/1/23	3,390,000		3,466,275
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	6,950,000		7,436,500
Parker Drilling,
Gtd. Notes	6.75	7/15/22	4,870,000	b	5,040,450
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		800,875
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,557,750
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,249,250
Range Resources,
Gtd. Notes	5.00	3/15/23	3,475,000		3,535,813
Rex Energy,
Gtd. Notes	8.88	12/1/20	7,030,000		7,803,300
Rosetta Resources,
Gtd. Notes	5.63	5/1/21	2,018,000		2,073,495
Rosetta Resources,
Gtd. Notes	5.88	6/1/22	691,000		707,411
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	5,350,000	b	5,737,875
Unit,
Gtd. Notes	6.63	5/15/21	10,100,000		10,756,500
Welltec,
Sr. Scd. Notes	8.00	2/1/19	5,885,000	b	6,296,950
					168,308,725
Entertainment--.8%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		5,422,887
Live Nation Entertainment,
Gtd. Notes	7.00	9/1/20	1,385,000	b	1,521,769

Regal Entertainment Group,
Sr. Unscd. Notes		5.75	3/15/22	4,870,000		5,028,275
						11,972,931
Environmental--1.5%
Abengoa Finance,
Sr. Unscd. Bonds	EUR	6.00	3/31/21	7,875,000		10,993,993
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	2,465,000	c	3,858,620
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	8,410,000		9,187,925
						24,040,538
Finance Companies--5.3%
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	6,765,000	b	7,204,725
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	7,850,000	b	8,487,812
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,705,000		5,093,162
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	5,200,000	b	5,291,000
Icahn Enterprises,
Gtd. Notes		6.00	8/1/20	3,120,000	c	3,354,000
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000	c	9,502,002
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,948,844
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	4,675,000		5,586,625
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	8,155,000		8,593,331
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	9,435,000	b	10,024,688
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	b	4,321,500
SLM,
Sr. Unscd. Notes		8.00	3/25/20	1,850,000		2,136,750
SLM,
Sr. Unscd. Notes		8.45	6/15/18	5,970,000		7,052,063
Springleaf Finance,
Gtd. Notes		6.00	6/1/20	5,770,000		5,899,825
						85,496,327
Food & Beverages--1.4%
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	2,250,000		4,196,502

Big Heart Pet Brands,
Gtd. Notes		7.63	2/15/19	5,144,000		5,365,835
Post Holdings,
Gtd. Notes		7.38	2/15/22	2,225,000	b	2,403,000
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,525,000	c	5,967,000
Premier Foods,
Sr. Scd. Notes	GBP	6.50	3/15/21	2,560,000	b	4,385,669
						22,318,006
Gaming--1.9%
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	6,190,000	c	7,211,350
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	7,545,000		9,789,638
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	b,c	5,412,575
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	5,230,000		5,687,625
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	2,580,000		2,834,775
						30,935,963
Health Care--7.8%
Biomet,
Gtd. Notes		6.50	8/1/20	7,170,000		7,757,940
Biomet,
Gtd. Notes		6.50	10/1/20	8,135,000		8,684,112
CHS/Community Health System,
Gtd. Notes		6.88	2/1/22	8,485,000	b	8,909,250
CHS/Community Health Systems,
Gtd. Notes		7.13	7/15/20	2,860,000		3,106,675
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	6,075,000	b,c	6,272,437
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	5,340,000		5,707,125
DaVita HealthCare Partners,
Gtd. Notes		6.63	11/1/20	3,800,000		4,089,750
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	8,845,000		9,490,685
HCA,
Sr. Scd. Notes		5.88	3/15/22	5,045,000		5,448,600
HCA,
Sr. Scd. Notes		6.50	2/15/20	7,510,000		8,429,975
HCA,
Gtd. Notes		7.50	2/15/22	7,065,000		8,089,425

Healthcare Technology
Intermediate, Sr. Unscd. Notes	7.38	9/1/18	3,195,000	b	3,258,900
HealthSouth,
Gtd. Notes	7.75	9/15/22	2,140,000		2,354,000
IASIS Healthcare,
Gtd. Notes	8.38	5/15/19	3,230,000		3,464,175
IMS Health,
Sr. Unscd. Notes	6.00	11/1/20	2,140,000	b	2,257,700
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	3,760,000	b	3,788,200
LifePoint Hospitals,
Gtd. Notes	5.50	12/1/21	3,845,000	b	3,998,800
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	6,739,000	b	7,598,223
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	5,300,000	b	5,680,938
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	12,145,000		13,602,400
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	4,185,000		4,666,275
					126,655,585
Home Construction--2.7%
Ashton Woods USA/Finance,
Unscd. Notes	6.88	2/15/21	3,368,000	b	3,376,420
Brookfield Residential Properties,
Gtd. Notes	6.13	7/1/22	1,055,000	b	1,094,562
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	5,435,000	b	5,815,450
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	5,615,000		6,218,613
Standard Pacific,
Gtd. Notes	8.38	5/15/18	4,970,000		5,901,875
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/21	835,000	b,c	847,525
Taylor Morrison Communities,
Gtd. Notes	5.63	3/1/24	1,200,000	b	1,191,000
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	6,911,000	b	7,653,933
Weekley Homes,
Sr. Unscd. Bonds	6.00	2/1/23	5,492,000		5,492,000
William Lyon Homes,
Gtd. Notes	8.50	11/15/20	5,290,000		5,911,575
					43,502,953
Industrial Services--2.6%

Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	b	4,779,612
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	c	3,206,163
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	7,295,000	b	8,115,687
CBRE Services,
Gtd. Notes		5.00	3/15/23	2,225,000		2,238,906
Deutsche Raststaetten Gruppe IV,
Scd. Notes	EUR	6.75	12/30/20	1,490,000		2,246,485
Deutsche Raststaetten Gruppe IV,
Scd. Notes	EUR	6.75	12/30/20	2,725,000	b	4,110,757
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000		3,378,637
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,757,837
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		2,029,745
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	b	2,730,963
Zachry Holdings,
Sr. Notes		7.50	2/1/20	4,655,000	b	5,062,313
						42,657,105
Insurance--1.0%
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	7,590,000	b	8,140,275
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	b	8,238,588
						16,378,863
Lodging--.3%
Hilton Worldwide Finance,
Gtd. Notes		5.63	10/15/21	5,160,000	b	5,401,875
Media Cable--4.8%
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	2,545,000		2,980,831
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,897,650
CCO Holdings,
Gtd. Notes		5.25	9/30/22	2,815,000		2,790,369
CCO Holdings,
Gtd. Notes		5.75	9/1/23	1,585,000		1,581,037
CCO Holdings,
Gtd. Notes		6.63	1/31/22	7,035,000		7,545,037
Cequel Communications Holdings I,

Sr. Unscd. Notes		6.38	9/15/20	7,540,000	b	7,917,000
DISH DBS,
Gtd. Notes		5.13	5/1/20	4,660,000		4,869,700
DISH DBS,
Gtd. Notes		5.88	7/15/22	3,100,000		3,317,000
DISH DBS,
Gtd. Notes		6.75	6/1/21	7,425,000		8,334,562
Mediacom Broadband,
Sr. Unscd. Notes		5.50	4/15/21	1,680,000	b	1,692,600
Mediacom Broadband,
Sr. Unscd. Notes		6.38	4/1/23	674,000		717,810
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	4,320,000	b	4,725,000
Ono Finance II,
Gtd. Notes		10.88	7/15/19	3,465,000	b	3,880,800
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	4,310,000	b	4,579,375
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	4,235,000	b	4,616,150
UPCB Finance V,
Sr. Scd. Notes		7.25	11/15/21	4,225,000	b	4,679,188
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	8,850,000	b	9,425,250
Virgin Media Secured Finance,
Sr. Scd. Notes		5.38	4/15/21	1,375,000	b	1,426,563
						77,975,922
Media Non-Cable--5.6%
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,220,000		1,381,650
Cable Communications Systems,
Sr. Scd. Bonds	EUR	7.50	11/1/20	2,295,000	c	3,359,331
CBS Outdoor Americas Capital,
Gtd. Notes		5.25	2/15/22	1,215,000	b	1,248,412
CBS Outdoor Americas Capital,
Gtd. Notes		5.63	2/15/24	1,215,000	b	1,248,412
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	5,525,000		5,828,875
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	2,285,000		2,396,394
Clear Channel Communications,
Gtd. Notes		14.00	2/1/21	4,060,650		4,080,953
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	1,220,000		1,300,825
Clear Channel Worldwide Holdings,

Gtd. Notes, Ser. B	6.50	11/15/22	2,500,000		2,684,375
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		673,437
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	7,655,000		8,305,675
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	5,025,000		5,376,750
Gray Television,
Gtd. Notes	7.50	10/1/20	8,815,000	c	9,608,350
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		8,148,337
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,664,800
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	10,250,000	b	10,826,562
LIN Television,
Gtd. Notes	6.38	1/15/21	2,185,000		2,327,025
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	5,800,000		6,264,000
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000		3,327,225
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000		2,199,725
Townsquare Radio,
Gtd. Notes	9.00	4/1/19	2,200,000	b	2,431,000
					90,682,113
Metals & Mining--3.7%
Alpha Natural Resources,
Gtd. Notes	6.25	6/1/21	1,775,000	c	1,344,562
Alpha Natural Resources,
Gtd. Notes	9.75	4/15/18	780,000	c	754,650
ArcelorMittal,
Sr. Unscd. Notes	5.00	2/25/17	1,330,000	d	1,418,112
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	6,817,000	d	8,666,111
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	b	5,927,800
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	12,405,000	b,c	13,412,906
Global Brass & Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000		3,184,200
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	4,800,000	b	5,076,000
Peabody Energy,

Gtd. Notes		6.50	9/15/20	3,400,000		3,527,500
Rain CII Carbon,
Scd. Notes		8.25	1/15/21	8,190,000	b	8,476,650
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	4,225,000		4,568,281
Steel Dynamics,
Gtd. Notes		5.25	4/15/23	1,235,000		1,262,788
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	765,000		835,763
Westmoreland Escrow,
Sr. Scd. Notes		10.75	2/1/18	1,710,000	b	1,872,450
						60,327,773
Packaging--3.9%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,212,525
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	6,390,000	b	6,965,100
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	5,723,836	b	6,303,374
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	5,350,000	b,c	5,604,125
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	b	2,319,200
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,000,000	c	1,542,976
Beverage Packaging Holdings II,
Gtd. Notes		5.63	12/15/16	3,075,000	b	3,159,562
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	3,105,135	b	3,386,538
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	b	4,339,875
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,537,675
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	6,205,000		6,864,281
Reynolds Group,
Gtd. Notes		8.50	5/15/18	8,850,000	d	9,292,500
Reynolds Group,
Gtd. Notes		9.88	8/15/19	3,510,000		3,939,975
Sealed Air,
Gtd. Notes		8.13	9/15/19	2,970,000	b	3,333,825
						62,801,531
Paper--.2%
Sappi Papier Holding,

Sr. Scd. Notes	7.75	7/15/17	2,195,000	b,c	2,452,913
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	b	997,925
					3,450,838
Pharmaceuticals--2.1%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	5,019,000	b	5,178,981
JLL/Delta Dutch Newco,
Sr. Unscd. Notes	7.50	2/1/22	4,635,000	b	4,791,431
Salix Pharmaceuticals,
Gtd. Notes	6.00	1/15/21	5,755,000	b	6,157,850
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	b	405,213
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	4,485,000	b	4,866,225
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	6,935,000	b	7,663,175
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	b	1,558,800
Veleant Pharmaceuticals
International, Gtd. Notes	7.00	10/1/20	3,000,000	b	3,262,500
					33,884,175
Pipelines--.9%
Crestwood Midstream Partners,
Gtd. Notes	6.13	3/1/22	6,015,000	b	6,315,750
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,681,600
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,245,350
					14,242,700
Retailers--1.0%
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	2,780,000	b	3,068,425
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	1,650,000	b	1,831,500
New Look Bondco I,
Sr. Scd. Notes	8.38	5/14/18	3,770,000	b	4,052,750
Rite Aid,
Gtd. Notes	6.75	6/15/21	6,240,000	c	6,786,000
					15,738,675
Technology--6.3%
ACI Worldwide,
Gtd. Notes	6.38	8/15/20	555,000	b	586,219
Alcatel-Lucent USA,

Sr. Unscd. Debs.	6.45	3/15/29	8,705,000		8,356,800
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	3,060,000	b	3,251,250
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	1,875,000		1,952,344
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,170,000	b	1,254,825
Audatex North America,
Gtd. Notes	6.13	11/1/23	1,040,000	b	1,111,500
Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000		6,437,025
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000		1,885,400
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	2,050,000	b	2,337,000
Ceridian HCM Holding,
Sr. Unscd. Notes	11.00	3/15/21	1,345,000	b	1,556,837
CommScope,
Gtd. Notes	8.25	1/15/19	4,835,000	b	5,258,062
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	6,186,000	b	6,572,625
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	3,780,000	b	3,855,600
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	1,590,000	b	1,677,450
Epicor Software,
Gtd. Notes	8.63	5/1/19	4,410,000		4,845,487
First Data,
Sr. Scd. Notes	6.75	11/1/20	680,000	b	734,400
First Data,
Sr. Scd. Notes	7.38	6/15/19	4,745,000	b	5,112,737
First Data,
Scd. Notes	8.25	1/15/21	1,979,000	b,c	2,157,110
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	b	3,292,500
First Data,
Gtd. Notes	10.63	6/15/21	2,070,000		2,339,100
First Data,
Gtd. Notes	11.25	1/15/21	2,035,000	c	2,332,619
First Data,
Gtd. Notes	11.75	8/15/21	9,925,000		10,470,875
Infor US,
Gtd. Notes	9.38	4/1/19	2,905,000		3,286,281
Infor US,

Gtd. Notes	EUR	10.00	4/1/19	2,540,000		3,962,900
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,302,116
Micron Technology,
Sr. Unscd. Notes		5.88	2/15/22	3,150,000	b	3,307,500
NCR,
Sr. Unscd. Notes		5.88	12/15/21	775,000	b	819,563
NCR,
Sr. Unscd. Notes		6.38	12/15/23	975,000	b	1,040,813
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	b	1,884,350
Sophia Holding Finance,
Gtd. Notes		9.63	12/1/18	2,795,000	b	2,941,738
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,159,800
						102,082,826
Transportation Services--1.4%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	2,560,000		4,838,534
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,942,488
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	6,265,000	b	6,562,588
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	4,540,000		4,880,500
						23,224,110
Wireless Communications--5.3%
Digicel Group,
Sr. Unscd. Notes		7.13	4/1/22	2,200,000	b	2,230,250
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	9,130,000	b	9,791,925
Eileme 2,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	b	7,279,181
Sprint,
Gtd. Notes		7.13	6/15/24	3,415,000	b	3,594,288
Sprint,
Gtd. Notes		7.25	9/15/21	3,995,000	b	4,369,531
Sprint,
Gtd. Notes		7.88	9/15/23	4,125,000	b	4,547,813
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		1,950,000
Sprint Communications,
Gtd. Notes		7.00	3/1/20	3,870,000	b	4,479,525
Sprint Communications,

Sr. Unscd. Notes		7.00	8/15/20	5,055,000		5,535,225
Sprint Communications,
Gtd. Notes		9.00	11/15/18	5,185,000	b	6,351,625
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,370,875
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	545,000		572,931
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	745,000		782,250
T-Mobile USA,
Gtd. Notes		6.63	4/28/21	10,485,000		11,310,694
T-Mobile USA,
Gtd. Notes		6.73	4/28/22	3,735,000		4,015,125
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	4,080,000	c	4,391,100
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,600,000	b	1,746,000
Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	5,570,000	b	5,904,200
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	715,000		1,039,004
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,745,000	b	2,895,975
						86,157,517
Wireline Communications--3.2%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	10,215,000		10,789,594
CenturyLink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	1,195,000		1,274,169
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,603,500
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	3,550,000		4,069,187
Level 3 Financing,
Gtd. Notes		6.13	1/15/21	900,000	b	951,750
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,870,000		2,061,675
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	8,100,000		9,122,625
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	4,990,000	b	5,651,175
Telecom Italia Capital,
Gtd. Notes		6.00	9/30/34	4,550,000		4,265,625
tw telecom holdings,

Gtd. Notes	5.38	10/1/22	4,150,000		4,248,563
Windstream,
Gtd. Notes	7.75	10/15/20	3,740,000	c	4,029,850
					51,067,713
Total Bonds and Notes
(cost $1,471,565,862)					1,547,216,367

Preferred Stocks--.3%			Shares		Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, 8.3%
(cost $4,475,208)			172,552	[d]	4,710,670
			Principal
Short-Term Investments--.0%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $739,941)			740,000		739,976

Other Investment--4.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $70,805,242)			70,805,242	[e]	70,805,242
Investment of Cash Collateral for
Securities Loaned--6.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $101,207,481)			101,207,481	[e]	101,207,481
Total Investments (cost $1,648,793,734)			106.6%		1,724,679,736
Liabilities, Less Cash and Receivables			(6.6%)		(106,115,699)
Net Assets			100.0%		1,618,564,037

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities were valued at $689,811,075 or 42.6% of net assets.
c Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was
$115,800,230 and the value of the collateral held by the fund was $121,186,538, consisting of cash collateral of
$101,207,481 and U.S. Government and Agency securities valued at $19,979,057.
d Variable rate security--interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $75,886,002 of which $77,390,847 related to appreciated investment securities and $1,504,845 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	95.6
Short-Term/Money Market Investments	10.7
Preferred Stocks	.3
106.6

† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,547,216,367	-	1,547,216,367
Mutual Funds	172,012,723	-	-	172,012,723
Preferred Stocks+	-	4,710,670	-	4,710,670
U.S. Treasury	-	739,976	-	739,976
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	497,444	-	497,444
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(31,545)	-	(31,545)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
4/30/2014	a	2,560,000	4,258,483	4,266,951	(8,468)
4/30/2014	b	20,000	33,270	33,336	(66)
4/30/2014	c	6,245,000	10,386,016	10,409,027	(23,011)

Euro,
Expiring:
4/30/2014	a	8,950,000	12,454,722	12,329,182	125,540
4/30/2014	c	11,695,000	16,283,393	16,110,591	172,802
4/30/2014	d	14,810,000	20,500,219	20,401,697	98,522
4/30/2014	e	6,760,000	9,412,901	9,312,321	100,580

Gross Unrealized Appreciation					497,444
Gross Unrealized Depreciation					(31,545)

Counterparties:

a Barclays Bank
b Citigroup
c Goldman Sachs International
d Commonwealth Bank of Australia
e Morgan Stanley Capital Services

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)